Lease - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lease, weighted average remaining lease term	4 years	4 years	3 years
Lease, weighted average discount rate	4.90%	4.90%	4.70%
Operating lease cost	¥ 20,613	$ 3,235	¥ 50,035	¥ 66,609
Cost of short-term lease contracts	28,488	$ 4,470	9,864	7,039
Operating or finance leases capitalized	¥ 0		¥ 0	¥ 0